Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Cash flows from operating activities:
Net (loss) income	$ (5,838,255)	$ (743,736)	$ 2,595,504	$ 2,665,090
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	530,221	67,545	325,944	326,261
Amortization of right-of-use assets			353,807	402,063
Amortization of intangible assets	651,002	82,931
Provision for expected credit losses	501,059	63,830	99,775
Deferred offering costs				277,759
Deferred tax	(728,286)	(92,777)
Equity in loss of unconsolidated investees	111,379	14,189
Change in operation assets and liabilities
Accounts receivable	7,412,181	944,239	(8,514,195)	(7,539,058)
Prepayment, deposits and other receivables	(622,946)	(79,357)	(143,218)	3,556,643
Prepaid tax	(113,855)	(14,504)	553,941	(722,140)
Account payables	(12,766,817)	(1,626,367)	7,253,390	4,437,252
Income tax payable	3,166	403		(242,225)
Accrued expenses and other payables	1,127,713	143,660
Contract liabilities	518,294	66,027	(2,152,957)	(2,106,124)
Employee benefits	11,095	1,413
Operating lease obligation			(370,181)	(384,985)
Net cash (used in) provided by operating activities	(9,204,049)	(1,172,504)	1,810	670,536
Cash flow from investing activities:
Purchases of item of property and equipment	(1,325,139)	(168,810)		(28,397)
Purchases of intangible assets	(12,940,000)	(1,648,429)
Payments for acquisition of long-term investments	(17,467,088)	(2,225,135)
Payments for acquisition of subsidiaries, net of cash acquired	(6,122,444)	(779,939)
Net cash used in investing activities	(37,854,671)	(4,822,313)		(28,397)
Cash flow from financing activities:
Payments of IPO costs	(10,896,313)	(1,388,083)	(1,361,560)	(1,298,992)
Proceeds from initial public offering	71,472,020	9,104,832
Proceeds (repayment) of amount due to a director	(39,256)	(5,001)	7,140	(158,277)
Proceeds (repayment) of amount due from/to related parties	(27,013)	(3,441)	(16,201)	1,049,199
Collection of payment on behalf of a customer, net	3,360,000	428,030	3,530,000
Net cash provided by (used in) financing activities	63,869,438	8,136,337	2,159,379	(408,070)
Change in cash	16,810,718	2,141,520	2,161,189	234,069
Cash, beginning of the year	8,406,293	1,070,879	6,245,104	6,011,035
Cash, end of the year	25,217,011	3,212,399	8,406,293	6,245,104
Supplemental cash flow information
Cash paid for income tax	54,679	6,966		1,431,957
Cash received from tax refund			256,874
Cash paid for interest expense	$ 1,846	$ 235	$ 1,049	$ 5,535